INTANGIBLE ASSETS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 7,919	$ 7,724	$ 6,687